Consolidated Statements of Cash Flow - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net income		$ 3,614	$ 4,574
Adjustments for the following items:
Depreciation		2,208	2,032
Finance costs (note 14)		364	500
Net impairment reversals (note 10)		(269)	(1,423)
Income tax expense (note 12)		1,332	1,783
Loss on currency translation		50	109
Gain on sale of non-current assets (note 9)		(180)	(441)
Remeasurement of Turquoise Ridge to fair value (note 4)		0	(1,886)
Change in working capital (note 15)		(308)	(357)
Other operating activities (note 15)		(381)	(1,113)
Operating cash flows before interest and income taxes		6,430	3,778
Interest paid		(295)	(333)
Income taxes refund (paid)	[1]	(718)	(612)
Net cash provided by operating activities		5,417	2,833
INVESTING ACTIVITIES
Capital expenditures (note 5)		(2,054)	(1,701)
Sales proceeds		45	41
Divestitures (note 4)		283	750
Proceeds from sales of investments other than investments accounted for using equity method		220
Purchase of investments other than investments accounted for using equity method			(4)
Cash acquired in merger (note 4)		0	751
Other investing activities (note 15)		220	213
Net cash provided by (used in) investing activities		(1,286)	50
FINANCING ACTIVITIES
Lease repayments		(26)	(28)
Debt repayments		(353)	(281)
Dividends (note 31)		(547)	(548)
Funding from non-controlling interests (note 32)		11	140
Disbursements to non-controlling interests (note 32)		(1,367)	(421)
Other financing activities (note 15)		28	(1)
Net cash used in financing activities		(2,254)	(1,139)
Effect of exchange rate changes on cash and equivalents		(3)	(1)
Net increase (decrease) in cash and equivalents		1,874	1,743
Cash and equivalents at beginning of year (note 25a)		3,314	1,571
Cash and equivalents at the end of year		$ 5,188	$ 3,314

[1]	Income taxes paid excludes $203 million (2019: $115 million) of income taxes payable that were settled against offsetting VAT receivables.